Commitments and Contingencies - Schedule of Future Lease Payment Obligations (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Future Lease Payment Obligations Abstract
2025	$ 68,468	$ 91,122
2026	93,136	93,136
2027	95,150	95,150
2028	72,494	72,495
2029	0	0
Thereafter	0	0
Total remaining lease payments	329,248	351,903
Less: imputed interest	(50,693)	(57,729)
Present Value of remaining lease payments	278,555	294,174
Current	65,479	65,389	$ 64,818
Noncurrent	$ 213,076	$ 228,785	$ 287,417
Weighted-average remaining lease term (years)	2 years 11 months 1 day	3 years 2 months 1 day
Weighted-average discount rate	10.00%	10.00%